SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).  The accompanying consolidated financial statements of the Group are stated in Renminbi (“RMB”).  The presentation of the amounts in United States dollar (“US$”) is included solely for the convenience of the reader and were converted at a rate of RMB 6.0537 to US$1.00, the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2013.  Such translation should not be construed to be the amounts that would have been reported under US GAAP.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and its VIE’s subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and the accompanying notes.  Significant accounting estimates reflected in the Group’s financial statements include the useful lives and impairment of property and equipment, and intangible assets with definite lives; valuation allowance for deferred tax assets; impairment of goodwill and other intangible assets with indefinite lives; and share-based compensation expense.  Actual results could differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months but less than one year.
Short-term investments

Short-term investments

The Group’s short-term investments mainly comprise debt securities which are classified as available-for-sale or held-to-maturity investments. The available-for-sale investments are reported at fair values with the unrealized gains or losses recorded in accumulated other comprehensive income in shareholders’ equity. Short-term investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity. All of the Group’s held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its available-for-sale short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment. OTTI is recognized as a loss in the income statement.

If there is OTTI on debt securities, the Group separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell nor will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income.

In addition, the short-term investments as of December 31, 2012  include an equity method investment in a limited partnership which retired in 2013. Accounting policy for equity method investment is presented below.

Equity method investment

Equity method investment

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method.  Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee at between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Investee companies in which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating and financing decisions are accounted for using the equity method.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Accounts receivable

Accounts receivable

Accounts receivable is recorded when it becomes due based on the service agreement, and primarily relates to the online education technical, consulting and recruiting services provided to certain university customers, and online tutoring services.

The Group determines its allowance by considering a number of factors, including the length of time the receivable is past due, the Group’s previous loss history, the counter party’s current ability to pay its obligation to the Group, and the condition of the general economy and the industry as a whole.  The Group writes off accounts receivable when it becomes apparent based upon age or customer circumstances that such amounts will not be collected.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•                                          Level 1 - inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•                                          Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•                                          Level 3 - inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.  The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Land use rights

Land use rights

Land use rights are recorded at cost less accumulated amortization.  Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the land use rights agreements.

Property and equipment, net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization.  Assets under construction are not depreciated until they are ready for their intended use.  Depreciation and amortization is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or the
estimated useful lives

Acquired intangible assets with definite lives, net

Acquired intangible assets with definite lives, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are carried at cost less accumulated amortization and impairment.  Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets.  The weighted average amortization periods by major intangible assets classes are as follows:

Service agreements with universities and high schools	26 years
Operating platforms used to provide online education service	6 years
Customer base	4 years
Online coursewares	3 years
Partnership with agencies	5 years
Exclusive partnership with universities	16 years
Operational right of private school	22 years
Partnership with local institutes	7.2 years
Acquired right to use trademark	2.2 years

Intangible assets-indefinite lives

Intangible assets-indefinite lives

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Impairment of long-lived assets and intangible assets with definite life

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including intangible assets, with determinable useful lives whenever events or changes in circumstances indicate that a long-lived asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Goodwill

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill.

Goodwill is not amortized but evaluated for impairment annually or more frequently if event and circumstances indicate that they might be impaired. The Group first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process.  The first step compares the fair values of each reporting unit to its carrying amount, including goodwill.  If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.  If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.  The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit.  The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.  An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Treasury stock

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share. Treasury stock is recorded at cost.

Revenue recognition

Revenue recognition

The Group’s revenue is principally derived from the following:

(a)                                 Online degree programs, which mainly provide: (i) online education technical and consulting services; and (ii) recruiting services and enrollment marketing services.

(i)                                    Online education technical and consulting services

The Group’s primary business is to provide online education technical and consulting services to the online degree programs of leading Chinese universities.  These services mainly include academic program development, technology services, and student support services.  All these services are provided over the service period, therefore the related revenue is recognized ratably over the Six-month School Semester (the “Semester”) during which the Group provides the services.  The Semesters generally begin in April and October of each calendar year.

(ii)                                Students recruiting services, online technical services and enrollment marketing services

The Group also provides students recruiting, online technical, enrollment marketing services through its learning centers network for collaborative universities in China, including those universities to which the Group provides online education technical and consulting services.  The amount of service fees earned is computed as a percentage of tuition fees, which the Group collected from students on behalf of the universities, based on the agreements entered into with the universities.

Service fees are initially recorded as deferred revenue and are recognized as revenue ratably over the Semester during which the Group provides the services.

(b)                                 Online tutoring programs

The Group offers online interactive tutoring services to the students of primary and secondary schools through prepaid cards. These services allow the students to access the online education services over a fixed period of time, generally ranging from one month to three years, during which period the students can access the online learning platform at any time. The Group sells the prepaid cards to the students directly on its website or through distributors. The payment from distributors are generally received when the prepaid cards are delivered to the distributors, and not contingent upon the resale to the students (end users).

Payments received from students or distributors are initially recognized as deferred revenue. Revenue is recognized on a straight-line basis over the service period, starting from the activation of the prepaid cards by the students and ending with the prepaid cards’ expiration date.

(c)                                  Private primary and secondary schools

The Group operates a number of private primary and secondary schools, which provide educational services to the students through traditional classroom education.  Students register and pay for their classes at the beginning of each semester.  Fees received from students upfront are initially recorded as deferred revenue.  Revenue is recognized ratably over the service period, which is six months for each school semester.  If a student withdraws from a class, any collected but unearned portion of the fee is recognized as revenue at that time unless the student is entitled to a refund.

(d)                                 International and elite curriculum programs

The Group provides international post-secondary and English language learning services for high schools in the PRC and international polytechnic curriculum programs through traditional classroom education.  For those programs, students register and pay for their classes at the beginning of each semester or each short-term program (i.e. Summer camp).  Fees collected from learning institutions are recognized either on a straight-line basis over the service period, which is typically the six-month school semester or when such services are completed.

Business tax

Business tax

The Group’s PRC subsidiaries, VIE and VIE’ subsidiaries are subject to business taxes at the rate of 5.6%, which is applied to service revenue generated from online education programs and international and elite curriculum programs.

Value added tax ("VAT") and VAT rebate

Value added tax (“VAT”) and VAT rebate

The Group is subject to PRC value added tax (“VAT”) generally at a rate of 17% on certain revenue from the online education technical services and online tutoring services which reduces revenues, and are entitled to an offset for VAT paid or borne on the goods purchased by the Group. The Group is entitled to a rebate of VAT paid at a rate of 14%.  The rebates are recorded as a component of revenue when the relevant compliance requirements are met and when there are no further obligations, and the rebates are not subject to future refunds or reimbursements.  The rebates granted to the Group during the years ended December 31, 2011, 2012 and 2013 were RMB8,260, RMB12,237 and RMB16,223, respectively.

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of VAT in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program has been phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, the Group’s six subsidiaries became subject to VAT at the rates of 6%, and seven subsidiaries became subject to VAT at the rates of 3%. Starting from July 2013, the Group’s two subsidiaries became subject to VAT at the rates of 6%, and one subsidiary became subject to VAT at the rates of 3% on certain service revenues which were previously subject to business tax.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However, entities that are VAT small scale taxpayers, cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in either other current liabilities or other current assets on the consolidated balance sheets.

Research and development

Research and development

Research and development expenses mainly include depreciation, payroll, employee benefits, and other headcount-related costs associated with the development of online education technology platform and courseware.  The Group expenses all research and development costs as incurred.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred.  The Group incurred advertising costs totaling RMB13,794, RMB3,801 and RMB 4,919 for the years ended December 31, 2011, 2012 and 2013 respectively, which are recorded as a component of selling and marketing expenses in the accompanying consolidated statements of operations.

Royalty fees

Royalty fees

Royalty fees payable to the Fourth Middle School of Anqing for the use of the school’s education resources in the provision of the Group’s private primary and secondary schools services are payable each year from 2005 to 2024.  The aggregated royalty fees are recognized as royalty expense on a straight-line basis over the royalty period.  The difference between royalty fees paid and the amount reported as expenses was included as a component of accrued expenses and other current liabilities in the accompanying consolidated balance sheets.

Foreign currency translation

Foreign currency translation

The functional currency of the Company, BJ-BCIT and BJ-WITT is the US$.  The functional currency of all other entities within the Group is the RMB.  Transactions in other currencies are recorded in each relevant entity’s functional currency at the rates of exchange prevailing when the transactions occur.  Monetary assets and liabilities denominated in other currencies are translated into the applicable functional currencies at rates of exchange in effect at the balance sheet dates.  Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates and transactions denominated in other currencies are converted at the applicable rates of exchange prevailing when the transactions occur.  Exchange gains and losses are recorded in the consolidated statements of operations.

The Group’s reporting currency is the RMB.  The Group’s entities with functional currency of US$ translate their operating results and financial position into the RMB, the Group’s reporting currency.  Assets and liabilities are translated at the exchange rates at the balance sheet date, equity amounts are translated at historical exchange rates and revenues, expenses, gains, and losses are translated using the average rate for the year.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income.

Income taxes

Income taxes

Current income taxes are provided in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority based solely on technical merits of the associated tax position.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, foreign currency translation adjustments and change in fair value of available-for-sale investments. The Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consicutive statements.

Financial instruments

Financial instruments

Financial instruments include cash and cash equivalents, term deposits, short-term investments, accounts receivable, accounts payable, and amounts due from and due to related parties.  The carrying values of cash and cash equivalents, term deposits, accounts receivable, accounts payable and amounts due from and due to related parties approximate their fair values due to their short-term maturities.  The fair values of the equity method investment are not readily determinable. Held-to-maturity investments are recorded at amortized cost. Available-for-sale investments are carried at fair value.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted.  Ordinary share equivalents are excluded from the computation of the diluted net income per share in periods when their effect would be anti-dilutive.  The effect of the warrants, stock options, and Restricted Share Units (“RSUs”) are computed using the treasury stock method.

Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

Share-based payment issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

A change in any of the terms or conditions of share options shall be accounted for as a modification of the plan.  Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date.  For vested options, the Group would recognize incremental compensation cost in the period of the modification occurred and for unvested options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Business combinations

Business combinations

The Group accounts for its business combinations using the acquisition method of accounting.  Acquisition costs are allocated to the assets and liabilities the Group acquired based on their fair values with goodwill being the excess value over the net identifiable assets acquired.

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date.  Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

Common forms of the consideration made in acquisitions are cash.  Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Significant risks and uncertainties

Significant risks and uncertainties

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term investments, accounts receivable and amount due from related parties.  The Group places its cash and cash equivalents and term deposits with financial institutions in the PRC and Hong Kong.

The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them.  To date, the Group has not experienced significant losses from uncollectible accounts.  An allowance for doubtful accounts amounting to nil, RMB340 and RMB261 was recorded in 2011, 2012 and 2013, respectively and these amounts were written off in the same year.  Management will continue to evaluate the Group’s collection experience and provide for an allowance for doubtful accounts as appropriate.

A summary of the customers who accounted for 10% or more of the Group’s consolidated net revenues was as follows:

	For the years ended December 31,
Customers	2011	2012	2013
	%	%	%

A	13	14	16
B	11	11	11
C	13	*	*
D	11	10	*

A summary of the customers who accounted for 10% or more of the Group’s consolidated accounts receivable and amounts due from related parties was as follows:

	As of December 31,
Customers	2012	2013
	%	%

A	36	39
B	11	*
C	24	12
D	25	28

*                                         Represented less than 10% of consolidated net revenue or accounts receivable and amounts due from related parties’ balances.

Foreign currency risk

The RMB is not a freely convertible currency.  The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies.  The value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.  The cash and cash equivalents and term deposits of the Group included aggregate amounts of RMB476,425 and RMB563,167, which were denominated in RMB, at December 31, 2012 and 2013, respectively, representing 99.7% and 99.0% of the cash and cash equivalents and term deposits at December 31, 2012 and 2013, respectively.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In March 2013, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity’s fiscal year of adoption. The Group will adopt this pronouncement on January 1, 2014 and does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this Accounting Standard Updates (“ASU”) is to eliminate diversity in practice resulting from a lack of guidance on this topic in current US GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group will adopt this pronouncement on January 1, 2014 and does not expect the adoption of this pronouncement will have a significant impact on its consolidated financial statements.